Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Total Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Currency Translation Adjustments	Cash Flow Hedges	Post Employment Benefits	Total Nielsen Stockholders' Equity	Noncontrolling Interest	Available for Sale Securities
Balance at Dec. 31, 2009	$ 2,799	$ 1	$ 58	$ 4,353	$ (1,585)	$ 86	$ (47)	$ (81)	$ 2,785	$ 14
Net income	132				129				129	3
Currency translation adjustments, net of tax	(37)					(36)			(36)	(1)
Defined benefit pension plan adjustments, net of tax	(40)							(40)	(40)
Cash flow hedges, net of tax	32						32		32
Acquisition of noncontrolling interest in consolidated subsidiaries, net	(8)			(4)					(4)	(4)
Dividends paid to noncontrolling interests	(3)									(3)
Common stock option redemptions	(4)			(4)					(4)
Shares of common stock issued in business combinations	11			11					11
Stock-based compensation expense	17			17					17
Cash dividends paid to parent	(9)				(9)				(9)
Balance at Dec. 31, 2010	2,890	1	58	4,373	(1,465)	50	(15)	(121)	2,881	9
Net income	112				109				109	3
Currency translation adjustments, net of tax	(135)					(134)			(134)	(1)
Defined benefit pension plan adjustments, net of tax	(71)							(71)	(71)
Cash flow hedges, net of tax	1						1		1
Dividends paid to noncontrolling interests	(3)									(3)
Common stock option redemptions	(2)			(2)					(2)
Stock-based compensation expense	25			25					25
Unrealized gain on available for sale securities, net of tax	1								1		1
Return of capital to parent	(2)			(2)					(2)
Capital contribution from parent	2,079			2,079					2,079
Balance at Dec. 31, 2011	4,895	1	58	6,473	(1,356)	(84)	(14)	(192)	4,887	8	1
Net income	296				297				297	(1)
Currency translation adjustments, net of tax	74					71			71	3
Defined benefit pension plan adjustments, net of tax	(105)							(105)	(105)
Cash flow hedges, net of tax	1						1		1
Dividends paid to noncontrolling interests	(1)									(1)
Stock-based compensation expense	32			32					32
Unrealized gain on available for sale securities, net of tax	(1)								(1)		(1)
Capital contribution from parent	44			44					44
Noncontrolling interest in a consolidated subsidiary	28			(11)					(11)	39
Payments made under option plans	(5)			(5)					(5)
Balance at Dec. 31, 2012	$ 5,258	$ 1	$ 58	$ 6,533	$ (1,059)	$ (13)	$ (13)	$ (297)	$ 5,210	$ 48